Debt - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended							1 Months Ended											12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 20, 2006	Dec. 31, 2010 Series E Preferred	Jul. 31, 2009 Series C-1 Preferred	Feb. 28, 2009 Series C-1 Preferred	Jan. 31, 2012 Series C-1 Preferred As Amended	Mar. 31, 2008 First Issuance	Sep. 30, 2008 Second Issuance	Feb. 28, 2009 Third Issuance	Jul. 31, 2013 Third Issuance As Amended	Mar. 31, 2013 Third Issuance As Amended	Jan. 31, 2012 Third Issuance As Amended	Jul. 31, 2009 Fourth Issuance	Jul. 31, 2013 Fourth Issuance As Amended	Mar. 31, 2013 Fourth Issuance As Amended	Jan. 31, 2012 Fourth Issuance As Amended	Feb. 28, 2007 Equipment Loans	Dec. 31, 2011 Equipment Loans	Feb. 28, 2007 Equipment Loans Minimum	Feb. 28, 2007 Equipment Loans Maximum
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 30.0
Notes issued												3.5	10.5	7.0				6.7
Maturity date of debt												Mar. 17, 2011	Sep. 17, 2011	Feb. 28, 2012	Dec. 31, 2013	Aug. 01, 2013	Mar. 01, 2013	Jul. 31, 2012	Dec. 31, 2013	Aug. 01, 2013	Mar. 01, 2013
Interest rate												7.57%	7.57%	4.42%			4.919%	4.96%			5.46%			9.78%	9.91%
Conversion price								$ 232.93	$ 438.84	$ 438.84	$ 292.56
Interest expense	0.2	0.2	0.6	0.6	0.7	0.7
Loan facility, outstanding principal and accrued interest settled			16.9
Loan facility extinguished in exchange of common stock			624,944
Loan amount																						1.1
Term of loan																						4 years
Payment for (return of) loan deposit																						$ 0.2	$ (0.1)